o BT PYRAMID MUTUAL FUNDS o



            --------------------------------------------------------

                             BT INSTITUTIONAL ASSET
                                MANAGEMENT FUND

            --------------------------------------------------------




                      S E M I - A N N U A L   R E P O R T
                      -----------------------------------
                         S E P T E M B E R  o  1 9 9 8



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BT Institutional Asset Management Fund

Table of Contents
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         Letter to Shareholders                                  3

         BT Institutional Asset Management Fund
            Statement of Assets and Liabilities                  6
            Statement of Operations                              6
            Statements of Changes in Net Assets                  7
            Financial Highlights                                 8
            Notes to Financial Statements                        9

         Asset Management Portfolio
           Schedule of Portfolio Investments                    10
           Statement of Assets and Liabilities                  13
           Statement of Operations                              13
           Statements of Changes in Net Assets                  14
           Financial Highlights                                 14
           Notes to Financial Statements                        15




                         ------------------------------
The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                         ------------------------------

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund

Letter to Shareholders
--------------------------------------------------------------------------------

We are pleased to present you with this semi-annual report for the BT Institutional Asset Management Fund (the "Fund"), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
U.S. MARKETS
Interest rates fell over the Fund's semi-annual period, declining for several reasons:
o The U.S. government generated a $70 billion budget surplus, eliminating the deficit for the first time in almost 30 years.
o The crisis in Asian equity markets led to concerns about whether U.S. economic growth would slow, whether inflation would stay benign, and whether deflationary forces would be felt.
o Based on well-publicized financial troubles in key countries, such as Russia and Japan, global economies seemed more interwoven than ever--and more uncertain than ever.
o Anticipation was high that the Federal Reserve Board would have to ease its official monetary policy.
In fact, the Federal Reserve Board did lower the fed funds rate by 25 basis points on September 29th, bringing it to 5.25%.

Global economic turmoil created a flight to quality that supported a U.S. bond market rally, but also generated significant volatility within the equity markets.
o The low inflation trend has been exceptionally supportive of lower bond yields in the U.S. for the past two years, aided by declining commodity prices, modest wage growth, strong productivity gains, and a vigilant central bank.
o Equity investors tended to turn their focus away from smaller, growth-oriented stocks and toward large cap names and more value-oriented stocks.

U.S. EQUITIES
Equities in general were on a roller coaster, as concerns roiling the markets during the previous six months only heightened during this semi-annual period.
o Large cap stocks, even with a -6.97% return from the S&P 500 Index for the six months, led the U.S. equity market, as investor sentiment kept an overwhelming premium on the liquidity and perceived safety of blue-chip, growth-oriented industry leaders. Midcap stocks, as measured by the S&P 400 MidCap Index, returned -16.09%, and small cap stocks, as measured by the Russell 2000 Index, were impacted the most, suffering a -23.87% return.
o Following a robust rally in the preceding quarter, renewed fears of a Federal Reserve Board interest rate increase drove the market lower during the second calendar quarter.
o The volatility of the third calendar quarter was highlighted by several factors:
  -- Russia's financial collapse and fresh concerns of contagion to Latin
     America from Asia's ongoing financial crisis were added to investors' list of troublesome events.
  -- There was renewed focus on slowing growth in U.S. corporate earnings and in the overall economy, as widely reported problems in high technology and basic industries spread to major global consumer companies, such as Coca Cola and Gillette.
  -- News of major U.S. and European financial institutions' direct exposure to emerging markets and their secondary exposure to hedge funds that aggressively place leverage bets abroad began to spread.
In all, investor sentiment, punctuated by fear and uncertainty, kept larger caps in the lead through July. In August, the larger caps finally succumbed to the negative sentiment, bringing all of the market sectors down with them. This ultimately set the market up for a short-term relief rally in September.

U.S. BONDS
The U.S. bond market rallied during the semi-annual period, continuing the bullish trend in place since early 1997 and trading up even further as investors sought a haven of safety from the worldwide economic uncertainty. Overall, the yield curve flattened.
o U.S. Treasuries were the primary beneficiaries of the high-volume flight to quality, benefiting from both foreign investors and domestic equity investors seeking relative stability. Municipal bonds rallied as well, though not quite to the same extent.
o Yield spreads on corporate and asset-backed securities continued to widen with investor concerns about the negative domestic credit implications of the financial crisis in foreign markets.
o The mortgage-backed sector also lagged duration-matched Treasuries, as the expectation of high prepayments was renewed.

---------------------------------------------------
  Five Largest Common Stock Holdings
---------------------------------------------------
        Pfizer, Inc.
 ...................................................
        Merck & Co., Inc.
 ...................................................
        General Electric Co.
 ...................................................
        Cisco Systems, Inc.
 ...................................................
        Johnson & Johnson
---------------------------------------------------

INTERNATIONAL MARKETS
Most of the world's developed equity markets enjoyed a record-setting pace through mid-July, but emerging market uncertainties spoiled this trend for the remainder of the third calendar quarter. Market watchers initially viewed the sell-off as an over-reaction to localized events, but in time it became increasingly apparent that the G7 nations would not be immune to such contagion. Although no single event led to the massive correction experienced this summer, several bonfires contributed in a significant way. These included:
o Russian political, financial and economic turmoil
o Japanese indecisiveness regarding methods for stimulating its economy and dealing with bankrupt financial institutions
o global bank exposure to foundering hedge funds
o weaker U.S. corporate earnings amidst high price/earnings multiples
o moves toward impeachment proceedings against President Clinton
o potential for foreign loan defaults in Brazil and the potential devaluation of its currency, the real, and
o election jitters in Germany.
Furthermore, world markets were disappointed that the U.S. Federal Reserve Board reduced its key discount rate by only 0.25% at the end of September. Although the Fed's behavior in recent years has been to move in such increments, market pundits had expected a half percent move in recognition of the rapidly weakening economic outlook both at home and abroad.

International bond markets were also impacted by most of the same factors mentioned above, punctuated toward the end of the period by

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BT Institutional Asset Management Fund

Letter to Shareholders
--------------------------------------------------------------------------------

Russia defaulting on its domestic debt only weeks after entering into a new International Monetary Fund (IMF)-assisted bailout.

CASH
The U.S. dollar had been rather irrepressible for most of the semi-annual period, standing strong versus most currencies, including the Japanese yen, the German mark, and the British pound. Toward the end of the third calendar quarter, even the U.S. dollar temporarily joined the ranks of dramatically plunging assets, adding further confusion to the already volatile financial markets. In part, recent softness in the "greenback" may reflect the growing realization that the U.S. will ultimately be the effective guardian of the world's financial system by heading up bailout efforts of emerging economies and leading the way on interest rate cuts.

INVESTMENT REVIEW
The Fund significantly outperformed its Lipper category average for the semi-annual period ended September 30, 1998, and underperformed the Asset Allocation Index-Long Range benchmark by just 0.23%.


--------------------------------------------------------------------------------------------------------------------
Periods ended September 30, 1998                 Cumulative Total Returns             Average Annual Total Returns
--------------------------------------------------------------------------------------------------------------------
                                         Past 6   Past 1 Past 3   Past 5    Since   Past 1 Past 3  Past 5    Since
                                         months    year   years    years  inception  year   years   years  inception
--------------------------------------------------------------------------------------------------------------------
BT Investment Institutional
 Asset Management Fund(1)
 (inception 9/16/93)                     -1.30%   11.19%  62.98%   88.05%   88.05%  11.19%  17.68%  13.46%   13.36%
--------------------------------------------------------------------------------------------------------------------
Asset Allocation Index--
 Long Range(2)                           -1.07%   10.10%  56.60%   92.86%   92.86%  10.10%  16.13%  14.04%   14.04%
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index(2)                         -6.97%    9.05%  84.29%  147.92%  147.92%   9.05%  22.60%  19.91%   19.91%
--------------------------------------------------------------------------------------------------------------------
Salomon Broad Investment
 Grade (BIG) Index(3)                     6.56%   11.47%  28.33%   41.68%   41.68%  11.47%   8.67%   7.22%    7.22%
--------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio Average(4)    -6.79%    2.20%  43.89%   74.61%   74.61%   2.20%  12.76%  11.56%   11.56%
--------------------------------------------------------------------------------------------------------------------

Given the financial markets' volatility in a very difficult environment, the Fund remained relatively close to its benchmark weightings in U.S. stocks and in the U.S. bond sector. The U.S. equity portion of the Fund's portfolio did not match S&P 500 Index performance in the semi-annual period, nor did the fixed income portion of the Fund's portfolio match the Salomon Broad Investment Grade
(BIG) Index3 in the six month period. While our decision to invest in international securities in general also detracted from relative performance,5 superior country selection added value enough to offset the negative impact. This, along with our decision to overweight international bonds late in the third calendar quarter helped performance sufficiently to bring the Fund close to matching its benchmark. Individual security selection in all asset classes also remained strong.

As of September 30, 1998, the Fund's asset weightings were 48% in U.S. equities, 32% in U.S. bonds, 9% in international bonds, 4% in international equities, and 7% in cash and other short-term instruments.

MANAGER OUTLOOK
Despite the unsettled state of the financial markets and widespread global problems, we still expect respectable growth in both Western Europe and North America next year--about 2% or a bit more. In the U.S., this moderate growth scenario is actually ideal from the Federal Reserve Board's point of view, given the super-heated labor market. If the weaker tone in the U.S. currency continues, growth prospects would be boosted in the U.S.

Concerns over credit quality will undoubtedly continue to weigh heavily on investment decisions. In this context, the desire for liquidity and perceived safety will probably keep short-term rates on government securities low relative to the stance of monetary policy. While we see the Fed and other major central banks alert to the possible need for easier policy, we expect further moves on official interest rates, but incremental and modest ones through year end. High quality government bonds likely will remain in demand, while lower-rated borrowers will probably have to continue to pay significant risk premia. More stringent borrowing requirements will, in turn, tend to slow economy activity and to pinch profits. In the U.S., equities already have had to contend with a squeeze on corporate profit margins borne of accelerating labor costs. The profit picture is likely to worsen as economic growth slows somewhat in 1999.

----------------------------------------------------
  Five Largest Fixed Income Securities
----------------------------------------------------
       FNMA TBA, 7.50%, 9/01/21
 ....................................................
       US Treasury Note, 5.625%, 5/15/08
 ....................................................
       FNMA TBA, 6.50%, 4/01/23
 ....................................................
       GNMA TBA, 7.50%, 9/01/21
 ....................................................
       FHLB, 5.125%, 9/15/03
----------------------------------------------------

-----------
(1) Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(2) Indices are unmanaged, and investments cannot be made in an index. The S&P 500 Index is an indicator of general market performance. The Asset Allocation Index is comprised of the following indices: S&P 500, Salomon Broad Investment Grade Bond, T-Bill 3-month.
(3) The Salomon Broad Investment Grade Index covers an all-inclusive universe of institutionally-traded U.S. Treasury, agency, mortgage and corporate securities.
(4) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
(5) Foreign investing involves special risks, including currency risk, increased volatility of foreign securities and differences in auditing and other financial standards.

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BT Institutional Asset Management Fund

Performance Comparison
--------------------------------------------------------------------------------

  Diversification of Portfolio Investments

   By Asset Class as of September 30, 1998
   (percentages are based on market value)


               [PIE CHART APPEARS HERE -- SEE PERCENTAGES BELOW]


                                                    Short Term
                                                Instruments 7%

            Stocks 52%
                                                     Bonds 41%

This diversification pie chart shows the Fund's investment exposure to different asset classes (i.e. stocks, bonds and short term instruments) based on the risk characteristics of the asset class rather than the actual instrument. For example, the Fund may buy or sell a futures contract to increase or decrease the Fund's exposure to the stock market.

--------------------------------------------------------------------------------

Internationally, we believe the unprecedented volatility of not only emerging markets but their mature counterparts as well points to a need to pare risk and to revisit the fundamental facts that can contribute to outperformance. We continue to believe that economic and monetary union will be a driver for European strength; Japan is unlikely to effect a long-lasting resolution to its economic quagmire; and caution is still the word for emerging markets, including Asia ex-Japan, particularly in the global credit crunch scenario.

Although we expect future periods of volatility in the markets while global economic events run their course, there have been several developments in the last few weeks that indicate an improving investment outlook. These include easing of monetary policy yet again by the U.S. Federal Reserve Board, some progress on Japanese bank reform, and a slight reversal of the recent credit crunch.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high total return with reduced risk over the long term.

We value your ongoing support of the BT Institutional Asset Management Fund and look forward to continuing to serve your investment needs in the years ahead.


                                /s/ Philip Green
                                ________________

                                  Philip Green
                            Portfolio Manager of the
                  BT Institutional Asset Management Portfolio
                               September 30, 1998

--------------------------------------------------------------------------------


Performance Comparison
--------------------------------------------------------------------------------
Comparison of Change in
Value of a $10,000
Investment in the BT
Institutional Asset
Management Fund, the Asset
Allocation Index-Long Range
and the S&P 500 Index as of
September 30, 1993

----------------------------------------
          Total Return for the
    Period Ended September 30, 1998

  1 Year      5 Year    Since 9/16/93(1)
 11.19%(2)   13.46%(2)     13.36%(2)

(1) The Fund's inception date.
(2) Annualized.

Investment return and principal value
may fluctuate so that shares, when
redeemed, may be worth more or less
than their original cost.
----------------------------------------



                 [GRAPH APPEARS HERE -- SEE PLOTS POINTS BELOW]



        BT Institutional    Asset Allocation
        Asset Management      Index--Long           S&P 500
         Fund - $18,805   Range(+) - $19,192    Index - $24,792

Dec-93     $10,000            $10,000              $10,000
Mar-94       9,672              9,837                9,844
Jun-94       9,535              9,836                9,886
Sep-94       9,718             10,132               10,369
Dec-94       9,760             10,161               10,367
Mar-95      10,361             10,896               11,377
Jun-95      11,048             11,715               12,463
Sep-95      11,540             12,316               13,454
Dec-95      12,056             12,931               14,264
Mar-96      12,409             13,245               15,030
Jun-96      12,794             13,611               15,705
Sep-96      13,202             13,957               16,190
Dec-96      14,012             14,765               17,539
Mar-97      14,185             14,981               18,009
Jun-97      15,858             16,606               21,155
Sep-97      16,915             17,518               22,737
Dec-97      17,305             18,005               23,390
Mar-98      19,053             19,496               26,652
Jun-98      18,805             19,192               24,524
Sep-98      18,805             19,192               24,792

Past performance is not indicative of future performance. The S&P 500 Index is unmanaged, and investments may not be made in an index.


----------
(+) Asset allocation Index-Long Range is comprised of the following:
      55% S&P 500 Index
      35% Salomon Broad Investment Grade Bond Index
      10% T-Bill 3-Month Index

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund

Statement of Assets and Liabilities  September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Asset Management Portfolio, at Value                                    $521,098,238
  Receivable for Shares of Beneficial Interest Subscribed                                      2,268
  Prepaid Expenses and Other                                                                  11,541
  Due from Bankers Trust                                                                       3,079
                                                                                        ------------
Total Assets                                                                             521,115,126
                                                                                        ------------
Liabilities
  Payable for Shares of Beneficial Interest Redeemed                                       1,082,921
  Accrued Expenses and Other                                                                  22,934
                                                                                        ------------
Total Liabilities                                                                          1,105,855
                                                                                        ------------
Net Assets                                                                              $520,009,271
                                                                                        ============
Composition of Net Assets
  Paid-in Capital                                                                       $441,188,935
  Undistributed Net Investment Income                                                        964,978
  Undistributed Net Realized Gain from Investments, Foreign Currency
   Transactions, Forward Foreign Currency Contracts and Futures Contracts                 83,719,843
  Net Unrealized Appreciation/(Depreciation) on:
   Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions       1,582,937
   Futures Contracts                                                                      (7,447,422)
                                                                                        ------------
Net Assets                                                                              $520,009,271
                                                                                        ============
Net Asset Value, Offering and Redemption Price Per Share
 (net assets divided by shares outstanding)                                             $      14.10
                                                                                        ============
Shares Outstanding ($0.001 par value per share, unlimited number of shares
 of beneficial interest authorized)                                                       36,868,520
                                                                                        ============

--------------------------------------------------------------------------------

Statement of Operations For the six month period ended September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Investment Income
  Income Allocated from Asset Management Portfolio, net                                 $  8,033,692
                                                                                        ------------
Expenses
  Administration and Services Fees                                                           396,847
  Registration Fees                                                                           18,295
  Trustees Fees                                                                                4,545
  Miscellaneous                                                                                2,380
                                                                                        ------------
  Total Expenses                                                                             422,067
  Less Expenses Absorbed by Bankers Trust                                                   (422,067)
                                                                                        ------------
    Net Expenses                                                                                  --
                                                                                        ------------
Net Investment Income                                                                      8,033,692
                                                                                        ------------
Realized and Unrealized Gain (Loss) on Investment, Foreign Currency
Transactions, Forward Foreign Currency Contracts, and Futures Contracts
  Net Realized Gain (Loss) from:
    Investment, Forward Foreign Currency Contracts and Foreign Currency Transactions       1,504,034
    Futures Contracts                                                                      9,913,075
  Net Change in Unrealized Appreciation/Depreciation on:
    Investment, Forward Foreign Currency Contracts and Foreign Currency
     Transactions                                                                        (16,746,677)
    Futures Contracts                                                                    (10,739,977)
                                                                                        ------------
Net Realized and Unrealized Loss on Investment, Foreign Currency Transactions,
 Forward Foreign Currency Contracts and Futures Contracts                                (16,069,545)
                                                                                        ------------
Net Decrease in Net Assets from Operations                                              $ (8,035,853)
                                                                                        ============

                  See Notes to Financial Statements on Page 9

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BT Institutional Asset Management Fund

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                             For the            For the
                                                                                        six months ended       year ended
                                                                                      September 30, 1998(+)  March 31, 1998
                                                                                      ---------------------  --------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                                   $  8,033,692       $ 10,772,493
  Net Realized Gain from Investment, Forward Foreign Currency Contracts,
    Foreign Currency Transactions and Futures Contracts                                     11,417,109         79,087,419
  Net Change in Unrealized Appreciation/Depreciation on Investment, Forward Foreign
    Currency Contracts, Foreign Currency Transactions and Futures Contracts                (27,486,654)        15,983,859
                                                                                          ------------       ------------
Net Increase (Decrease) in Net Assets from Operations                                       (8,035,853)       105,843,771
                                                                                          ------------       ------------
Distributions to Shareholders
  Net Investment Income                                                                     (7,917,734)       (10,455,723)
  Net Realized Gain from Investment Transactions                                                    --        (30,108,358)
                                                                                          ------------       ------------
Total Distributions                                                                         (7,917,734)       (40,564,081)
                                                                                          ------------       ------------
Capital Transactions in Shares of Beneficial Interest
  Proceeds from Sales of Shares                                                            117,822,672        203,101,614
  Dividend Reinvestments                                                                     7,915,275         40,563,144
  Cost of Shares Redeemed                                                                  (86,572,924)       (82,461,234)
                                                                                          ------------       ------------
Net Increase from Capital Transactions in Shares of Beneficial Interest                     39,165,023        161,203,524
                                                                                          ------------       ------------
Total Increase in Net Assets                                                                23,211,436        226,483,214
Net Assets
Beginning of Period                                                                        496,797,835        270,314,621
                                                                                          ------------       ------------
End of Period (includes undistributed net investment income of $964,978 and $849,020,
 respectively)                                                                            $520,009,271       $496,797,835
                                                                                          ============       ============

---------
(+) Unaudited
                  See Notes to Financial Statements on Page 9

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BT Institutional Asset Management Fund

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for each period indicated for the BT Institutional Asset Management Fund.

                                                                                                    For the period
                                             For the six             For the years ended          September 16, 1993
                                             months ended                  March 31,                (Commencement
                                             September 30,   ------------------------------------ of Operations) to
                                                1998(+)      1998       1997       1996      1995   March 31, 1994
                                             -------------   ----       ----       ----      ---- ------------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period             $14.50     $12.05     $11.25      $9.99     $9.61     $10.00
                                                 ------     ------     ------     ------     -----      -----
Income from Investment Operations
  Net Investment Income                            0.22       0.37       0.38       0.41      0.36       0.11
  Net Realized and Unrealized Gain (Loss) on
    Investment, Forward Foreign Currency
    Contracts, Foreign Currency Transactions and
    Futures Contracts                             (0.40)      3.60       1.19       1.52      0.30      (0.44)
                                                 ------     ------     ------     ------     -----      -----
Total Income (Loss) from Investment Operations    (0.18)      3.97       1.57       1.93      0.66      (0.33)
                                                 ------     ------     ------     ------     -----      -----
Distributions to Shareholders
  Net Investment Income                           (0.22)     (0.37)     (0.45)     (0.42)    (0.28)     (0.06)
  Net Realized Gain from Investment
    Transactions                                     --      (1.15)     (0.32)     (0.25)       --         --
                                                 ------     ------     ------     ------     -----      -----
Total Distributions                               (0.22)     (1.52)     (0.77)     (0.67)    (0.28)     (0.06)
                                                 ------     ------     ------     ------     -----      -----
Net Asset Value, End of Period                   $14.10     $14.50     $12.05     $11.25     $9.99      $9.61
                                                 ======     ======     ======     ======     =====      =====
Total Investment Return                           (1.30)%    34.34%     14.31%     19.77%     7.13%     (6.06)%
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted)     $520,009   $496,798   $270,315   $183,767   $83,201    $75,021
  Ratios to Average Net Assets:
    Net Investment Income                          3.03%*     2.97%      3.12%      3.99%     3.78%      2.83%*
    Expenses, Including Expenses of the Asset
     Management Portfolio                          0.60%*     0.60%      0.60%      0.60%     0.60%      0.60%*
    Decrease Reflected in Above Expense Ratio
     Due to Absorption of Expenses by
     Bankers Trust                                 0.36%*     0.32%      0.36%      0.39%     0.43%      0.73%*

---------
  * Annualized
(+) Unaudited
                  See Notes to Financial Statements on Page 9

--------------------------------------------------------------------------------
BT Institutional Asset Management Fund

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Institutional Asset Management Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on September 16, 1993. The Fund invests substantially all of its investable assets in the Asset Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1998, the Fund's investment was approximately 80% of the Portfolio.

The financial statements of the Portfolio, including the Statement of Assets and Liabilities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to FinancialStatements which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Asset Management Portfolio on the accrual basis. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

F. Other
The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets.

The Trust has entered into a distribution agreement with ICCDistributors, Inc. ("ICC") under which ICC will serve as distributor for shares sold on behalf of the fund.

Bankers Trust has voluntarily undertaken to waive its fees and reimburse, to the extent necessary, expenses to eliminate all expenses of the Fund, excluding expenses of the Portfolio and to limit all expenses to 0.60 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio.

The Fund is a participant with other affiliated entities in a revolving credit facility (the "revolver") and a discretionary demand line of credit facility collectively (the "credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis, and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six-month period ended September 30, 1998.

Note 3--Shares of Beneficial Interest
At September 30, 1998, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:
                    For the six-month               For the
                      period ended                 year ended
                  September 30, 1998(+)          March 31, 1998
                  ---------------------      --------------------
                  Shares         Amount      Shares        Amount
                  ------         ------      ------        ------

Sold            8,022,913    $117,822,672  14,789,248   $203,101,614
Reinvested        542,548       7,915,275   3,040,333     40,563,144
Redeemed       (5,967,872)    (86,572,924) (5,985,067)   (82,461,234)
               ----------    ------------  ----------   ------------
Net Increase    2,597,589    $ 39,165,023  11,844,514   $161,203,524
               ==========    ============  ==========   ============
---------
(+) Unaudited

--------------------------------------------------------------------------------
Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

   Shares            Description                         Value
   ------            -----------                         -----

           COMMON STOCKS - 36.99%
           Aerospace - 0.11%
    17,600 Boeing Co.                                $   603,900
     2,352 Raytheon Co. - Class A                        121,874
                                                     -----------
                                                         725,774
                                                     -----------

           Airlines - 0.34%
    28,600 AMR Corp.*                                  1,585,513
     6,800 Delta Air Lines, Inc.                         661,300
                                                     -----------
                                                       2,246,813
                                                     -----------

           Auto Related - 0.82%
    28,500 Chrysler Corp.                              1,364,437
    53,000 Dana Corp.                                  1,977,562
    36,900 General Motors Corp.                        2,017,968
                                                     -----------
                                                       5,359,967
                                                     -----------

           Banks - 2.18%
    97,000 BankAmerica Corp.                           5,832,125
   109,800 Bank of Boston Corp.                        3,623,400
    92,800 Chase Manhattan Corp.                       4,013,600
     7,700 Citicorp                                      715,618
                                                     -----------
                                                      14,184,743
                                                     -----------

           Beverages - 1.07%
    37,200 Coca-Cola Co.                               2,143,650
    27,400 Coca-Cola Enterprises, Inc.                   691,850
   127,400 PepsiCo, Inc.                               3,750,338
    13,800 Seagram Company Ltd.                          395,887
                                                     -----------
                                                       6,981,725
                                                     -----------

           Chemicals and Toxic Waste - 1.59%
    19,200 Air Products and Chemicals, Inc.              571,200
    82,200 Du Pont (E.I.) de Nemours & Co.             4,613,475
    84,500 Monsanto Co.                                4,763,687
    16,900 Solutia, Inc.                                 381,306
                                                     -----------
                                                      10,329,668
                                                     -----------

           Computer Services - 1.39%
    65,000 Cendant Corp.*                                755,625
    78,250 Cisco Systems, Inc.*                        7,255,242
    40,700 Seagate Technology, Inc.*                   1,020,043
                                                     -----------
                                                       9,030,910
                                                     -----------

           Computer Software - 1.16%
    22,800 BMC Software, Inc.*                         1,369,425
    55,275 Computer Associates International, Inc.     2,045,175
    28,400 Microsoft Corp.*                            3,125,775
    35,625 Oracle Corp.*                               1,037,578
                                                     -----------
                                                       7,577,953
                                                     -----------

           Diversified - 1.35%
   114,900 AlliedSignal, Inc.                          4,064,587
    28,200 SUPERVALU, Inc.                               657,412
    21,400 Textron, Inc.                               1,297,375
    36,200 United Technologies Corp.                   2,767,038
                                                     -----------
                                                       8,786,412
                                                     -----------

           Drugs - 3.42%
    45,600 Lilly (Eli) & Co.                           3,571,050
    58,600 Merck & Co., Inc.                           7,592,362
   104,600 Pfizer, Inc.                               11,081,062
                                                     -----------
                                                      22,244,474
                                                     -----------

   Shares            Description                         Value
   ------            -----------                         -----

           Electrical Equipment - 1.59%
    48,400 Emerson Electric Co.                      $ 3,012,900
    92,200 General Electric Co                         7,335,662
                                                     -----------
                                                      10,348,562
                                                     -----------

           Electronics - 1.15%
    51,400 Analog Devices, Inc.*                         825,612
    46,000 Intel Corp.                                 3,944,500
    23,900 LSI Logic Corp.*                              301,737
    38,400 Motorola, Inc.                              1,639,200
    23,000 Xilinx, Inc.*                                 805,000
                                                     -----------
                                                       7,516,049
                                                     -----------

           Entertainment - 0.21%
    54,081 Disney (Walt) Co.                           1,368,925
                                                     -----------

           Environmental Control - 0.11%
    47,000 U.S. Filter Corp.*                            752,000
                                                     -----------

           Financial Services - 1.78%
    29,900 Associates First Capital Corp. - Class A    1,950,975
    72,000 Freddie Mac                                 3,559,500
    41,100 First Data Corp.                              965,850
    39,400 MBNA Corp.                                  1,127,825
    20,400 Merrill Lynch & Co., Inc.                     966,450
    21,800 T. Rowe Price Associates, Inc.                640,375
    62,949 Travelers Group, Inc.                       2,360,588
                                                     -----------
                                                      11,571,563
                                                     -----------

           Foods - 1.33%
    89,000 Bestfoods                                   4,310,938
    11,125 Corn Products International, Inc.*            280,906
    59,500 Sara Lee Corp.                              3,213,000
    10,875 Sodexho Marriott Services, Inc.               326,250
    12,730 Tricon Global Restaurants, Inc.*              496,470
                                                     -----------
                                                       8,627,564
                                                     -----------

           Healthcare - 1.04%
    16,800 Abbott Laboratories                           729,750
    77,500 Johnson & Johnson                           6,064,375
                                                     -----------
                                                       6,794,125
                                                     -----------

           Hospital Supplies and Healthcare - 0.94%
    36,700 Baxter International, Inc.                  2,183,650
    39,600 Becton, Dickinson & Company                 1,628,550
    54,600 U. S. Surgical Corp.                        2,276,138
                                                     -----------
                                                       6,088,338
                                                     -----------

           Hotel/Motel - 0.32%
    87,000 Marriott International, Inc.*               2,077,125
                                                     -----------

           Household Products - 0.99%
    21,800 Clorox Co.                                  1,798,500
    65,400 Procter & Gamble Co.                        4,639,313
                                                     -----------
                                                       6,437,813
                                                     -----------

           Insurance - 1.21%
    63,675 American International Group, Inc.          4,902,975
    14,600 General Re Corp.                            2,963,800
                                                     -----------
                                                       7,866,775
                                                     -----------


            See Notes to Financial Statements on Pages 15 through 17

--------------------------------------------------------------------------------
Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

   Shares            Description                         Value
   ------            -----------                         -----

           Metals - 0.11%
    20,000 Alcan Aluminum Co. Ltd.                   $   468,750
    21,600 Freeport-McMoRan Copper & Gold, Inc.-
            Class B                                      256,500
                                                     -----------
                                                         725,250
                                                     -----------
           Office Equipment and Computers - 1.04%
    38,200 Hewlett-Packard Co.                         2,022,213
    26,400 International Business Machines Corp.       3,379,200
    15,900 Xerox Corp.                                 1,347,525
                                                     -----------
                                                       6,748,938
                                                     -----------

           Oil Equipment and Services - 0.21%
    25,400 Apache Corp.                                  681,038
    13,200 Schlumberger Ltd.                             664,125
                                                     -----------
                                                       1,345,163
                                                     -----------

           Oil - Domestic - 0.75%
     5,800 Atlantic Richfield Co.                        411,438
    16,927 Burlington Resources, Inc.                    632,647
    54,600 ENSCO International, Inc.                     590,363
    26,900 Noble Drilling Corp.*                         396,775
    14,300 Phillips Petroleum Co.                        645,288
    61,400 Unocal Corp.                                2,225,750
                                                     -----------
                                                       4,902,261
                                                     -----------

           Oil - International - 2.06%
    17,400 Amoco Corp.                                   937,425
    11,600 Chevron Corp.                                 975,125
    41,900 Exxon Corp.                                 2,940,856
    15,200 Mobil Corp.                                 1,154,250
    65,600 Royal Dutch Petroleum Co.                   3,124,200
    68,000 Texaco, Inc.                                4,262,750
                                                     -----------
                                                      13,394,606
                                                     -----------

           Paper and Forest Products - 0.35%
    29,400 Champion International Corp.                  920,588
    28,900 International Paper Co.                     1,347,463
                                                     -----------
                                                       2,268,051
                                                     -----------

           Printing and Publishing - 0.54%
    44,500 McGraw-Hill Companies, Inc.                 3,526,625
                                                     -----------

           Railroads - 0.32%
    64,800 Burlington Northern Santa Fe                2,073,600
                                                     -----------

           Retail - 1.60%
    72,538 Dollar General Corp.  1,931,324
    31,200 Federated Department Stores, Inc.*          1,134,900
    61,800 Lowe's Companies, Inc.                      1,966,013
    18,500 Nine West Group, Inc.*                        176,907
    26,400 Tiffany & Co.                                 828,300
    80,000 Wal-Mart Stores, Inc.                       4,370,000
                                                     -----------
                                                      10,407,444
                                                     -----------

           Telecommunications - 1.87%
    81,700 AT&T Corp.                                  4,774,344
    58,700 Comcast Corp. - Class A                     2,755,231
    71,400 MCI WorldCom, Inc.                          3,489,668
    15,700 Sprint Corp.                                1,130,400
                                                     -----------
                                                      12,149,643
                                                     -----------

   Shares            Description                         Value
   ------            -----------                         -----

           Tobacco - 0.77%
   109,100 Philip Morris Companies, Inc.            $  5,025,419
                                                    ------------

           Utility - Electric - 1.16%
    16,900 American Electric Power Co.                   824,931
    11,900 Dominion Resources, Inc.                      531,038
    21,500 FirstEnergy Corp.                             667,844
    30,400 FPL Group, Inc.                             2,118,500
    36,400 PG&E Corp.                                  1,162,525
    16,500 Public Service Enterprise Group, Inc.         648,656
    33,900 Texas Utilities Co.                         1,578,469
                                                    ------------
                                                       7,531,963
                                                    ------------

           Utility - Gas, Natural Gas - 0.38%
    46,000 Consolidated Natural Gas Co.                2,507,000
                                                    ------------

           Utility - Telephone - 1.73%
    19,600 Ameritech Corp.                               928,550
    15,400 Bell Atlantic Corp.                           745,938
    17,800 BellSouth Corp.                             1,339,450
    41,200 Frontier Corp.                              1,127,850
    81,500 GTE Corp.                                   4,482,500
    24,256 Lucent Technologies, Inc.                   1,675,180
   218,000 SBC Communications, Inc.                      968,738
                                                    ------------
                                                      11,268,206
                                                    ------------

Total Common Stocks (Cost $246,624,781)              240,791,447
                                                    ------------

Principal
 Amount
 ------
           NON-CONVERTIBLE CORPORATE DEBT - 2.15%
           Financial Services - 1.29%
$  400,000 BankBoston Corp., 6.38%, 8/11/00              409,648
   510,000 Chrysler Financial Corp., 6.11%, 7/28/99      513,749
 1,450,000 Ford Motor Credit Co., 6.55%,11/08/00       1,512,088
   600,000 Great Western Financial Corp.,
            6.375%,7/01/00                               610,175
   940,000 IBM Credit Corp, 5.875%, 8/25/99              946,289
 1,375,000 KFW International Finance, 8.20%, 6/01/06   1,630,545
   675,000 Meditrust, 7.114%, 8/15/04 (c)(d)             630,254
   880,000 NationsBank, 7.00%, 9/15/01                   919,975
   315,000 PaineWebber Group, Inc., 6.65%, 4/13/10       328,213
   850,000 Salomon, Inc., 7.50%, 2/01/03                 909,733
                                                    ------------
                                                       8,410,669
                                                    ------------

           Foreign Industrial - 0.04%
   269,000 Celulosa Arauco y Constitu,
            6.75%, 12/15/03                              242,520
                                                    ------------

           Industrial - 0.43%
   290,000 Diageo Capital plc, 6.125%, 8/15/05           305,813
    20,000 Federated Department Stores, Inc.,
            6.79%, 7/15/27                                21,129
   260,000 Ford Motor Company, 6.625%, 10/01/28          262,560
   310,000 IBM Corp, 6.50%, 1/15/28                      324,928
   635,000 Markel Capital Trust, 8.71%, 1/01/46          700,015
   420,000 Mutual Life Insurance Co., 0.00%,
            8/15/24 (b)(c)                               623,213
   535,000 Texas Instruments, Inc., 6.75%, 7/15/99       541,559
                                                    ------------
                                                       2,779,217
                                                    ------------

            See Notes to Financial Statements on Pages 15 through 17

--------------------------------------------------------------------------------
Asset Management Portfolio

Schedule of Portfolio Investments September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Principal
 Amount              Description                         Value
 ------              -----------                         -----

           Utility - 0.39%
$  400,000 Ameritech Capital Funding Corp.,
            6.55%, 01/15/28                         $    404,500
    35,000 Idaho Power Co., 8.00%, 3/15/04                39,616
   760,000 Columbus Southern Power,
            6.51%, 2/01/08                               803,782
   830,000 Consolidated Edison, 6.45%, 12/01/07          901,397
   140,000 Potomac Edison Co., 8.00%, 6/01/24            157,633
   210,000 U.S. West Capital Funding,
            6.375%, 7/15/08                              220,987
                                                    ------------
                                                       2,527,915
                                                    ------------

Total Non-Convertible Corporate Debt
 (Cost $13,660,876)                                   13,960,321
                                                    ------------


           ASSET-BACKED SECURITY - 0.04%
   215,000 Standard Credit Card Master Trust,
            6.55%, 10/07/05 (Cost $214,876)              230,187
                                                    ------------


           FOREIGN DEBT - 0.06%
   210,000 Guangdong International,
            8.75%, 10/24/16 (c)(d)                       108,473
   125,000 Manitoba, (Province of), 6.125%, 1/19/04      131,005
    95,000 New Zealand Government,
            10.625%, 11/15/05                            126,236
                                                    ------------

Total Foreign Debt (Cost $429,342)                       365,714
                                                    ------------


           U.S. GOVERNMENT AND AGENCIES - 4.13%
 3,100,000 FHLB, 5.125%, 9/15/03                       3,155,715
 2,120,000 FNMA, 5.625%, 3/15/01                       2,171,007
   150,000 FNMA, 6.35%, 11/23/01                         152,437
   325,000 FNMA TBA, 8.625%, 11/10/04                    338,409
   690,000 FNMA TBA, 5.750%, 2/15/08                     731,239
   700,000 FNMA TBA, 6.00%, 4/01/08                      707,438
 1,400,000 FNMA TBA, 7.00%, 9/01/21                    1,437,625
 7,300,000 FNMA TBA, 7.50%, 9/01/21                    7,826,660
 6,200,000 FNMA TBA, 6.50%, 4/01/23                    6,304,625
 3,900,000 GNMA TBA 7.50% 9/01/21                      4,040,844
                                                    ------------

Total U.S. Government and Agencies
 (Cost $26,360,044)                                   26,865,499
                                                    ------------

  Principal
Amount/Shares       Description                         Value
-------------       -----------                         -----

           U.S. TREASURY SECURITIES - 3.46%
$1,590,000 U.S. Treasury Bond, 8.125%, 8/15/19      $  2,178,542
 1,050,000 U.S. Treasury Bond, 7.625%, 11/15/22        1,397,814
   570,000 U.S. Treasury Bond, 6.125%, 11/15/27          657,280
 2,740,000 U.S. Treasury Bond, 5.50%, 8/15/28          2,962,204
   840,000 U.S. Treasury Note, 5.875%, 11/30/01          876,621
   260,000 U.S. Treasury Note, 6.25%, 8/31/02            277,388
 2,420,000 U.S. Treasury Note, 5.750%, 4/30/03         2,561,804
 1,665,000 U.S. Treasury Note, 5.25%, 8/15/03          1,739,539
    70,000 U.S. Treasury Note, 7.25%, 8/15/04             80,347
   820,000 U.S. Treasury Note, 7.00%, 7/15/06            955,813
 1,200,000 U.S. Treasury Note, 5.50%, 2/15/08          1,298,252
 6,888,000 U.S. Treasury Note, 5.625%, 5/15/08         7,534,826
                                                    ------------

Total U.S. Treasury Securities (Cost $21,461,344)     22,520,430
                                                    ------------


           SHORT TERM INSTRUMENT - 61.33%
           Mutual Fund - 7.63%
49,621,311 BT Institutional Cash Management Fund      49,621,312
                                                    ------------

           U.S. Government and Agency - 53.70% (a)
50,000,000 U.S. Treasury Bill, 5.005%, 10/01/98       50,000,000
 9,830,000 U.S. Treasury Bill, 4.98%, 11/05/98         9,784,031
35,000,000 U.S. Treasury Bill, 5.16%, 11/19/98        34,763,711
43,065,000 U.S. Treasury Bill, 5.11%, 12/03/98        42,765,052
50,000,000 U.S. Treasury Bill, 4.43%, 12/31/98        49,470,000
50,000,000 U.S. Treasury Bill, 5.01%, 01/07/99        49,422,900
30,000,000 U.S. Treasury Bill, 5.015%, 1/28/99        29,570,610
50,000,000 U.S. Treasury Bill, 4.965%, 02/04/99       49,231,750
35,000,000 U.S. Treasury Bill, 4.94%, 2/11/99         34,442,695
                                                    ------------
                                                     349,450,749
                                                    ------------

Total Short Term Instruments (Cost $398,657,135)     399,072,061
                                                    ------------

Total Investments (Cost $707,408,398)    108.16%    $703,806,159
Liabilities in Excess of Other Assets     (8.16)%    (53,069,918)
                                         ------     ------------
Net Assets                               100.00%    $650,736,241
                                         ======     ============


*   Non-income producing security
(a) Held as collateral for Futures Contracts
(b) Step-up Bond. On 8/15/99 this security will begin accruing interest at a rate of 11.25% from then until maturity.
(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Illiquid Security

The following abbreviations are used in the portfolio description:

FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
TBA  -- To be announced

         See Notes to Financial Statements on Pages 15 through 17 Asset

--------------------------------------------------------------------------------
Asset Management Portfolio

Statement of Assets and Liabilities September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Assets
  Investments, at Value (Cost of $707,408,398)                            $703,806,159
  Cash*                                                                     18,463,144
  Receivable for Securities Sold                                            16,835,644
  Interest Receivable                                                          754,718
  Forward Currency Exchange Contracts, net                                     193,347
  Dividends Receivable and Other                                               302,475
                                                                          ------------
Total Assets                                                               740,355,487
                                                                          ------------
Liabilities
  Due to Bankers Trust                                                         324,625
  Payable for Securities Purchased                                          87,128,725
  Accrued Expenses and Other                                                     7,617
  Variation Margin Payable*                                                  2,158,279
                                                                          ------------
Total Liabilities                                                           89,619,246
                                                                          ------------
Net Assets                                                                $650,736,241
                                                                          ============
Composition of Net Assets
  Paid-in Capital                                                         $655,865,354
  Net Unrealized Appreciation/Depreciation on Investments                   (5,129,113)
                                                                          ------------
Net Assets                                                                $650,736,241
                                                                          ============

------------
* Includes foreign cash of $18,458,797, with a cost of $17,870,527.


--------------------------------------------------------------------------------

Statement of Operations For the six month period ended September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Investment Income
  Dividends (net of foreign withholding tax of $8,576)                    $  1,902,292
  Interest                                                                  10,429,871
                                                                          ------------
Total Investment Income                                                     12,332,163
                                                                          ------------
Expenses
  Advisory Fees                                                              2,204,729
  Administration and Services Fees                                             339,189
  Professional Fees                                                              5,127
  Miscellaneous                                                                  3,321
  Trustees Fees                                                                  1,121
                                                                          ------------
  Total Expenses                                                             2,553,487
  Less Expenses Absorbed by Bankers Trust                                     (518,352)
                                                                          ------------
    Net Expenses                                                             2,035,135
                                                                          ------------
Net Investment Income                                                       10,297,028
                                                                          ------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency
  Transactions, Forward Foreign Currency Contracts and Futures Contracts
  Net Realized Gain from:
    Investments, Forward Foreign Currency Contracts and Foreign Currency
      Transactions                                                           1,877,506
    Futures Transactions                                                    12,776,790
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments, Forward Foreign Currency Contracts  and Foreign Currency
      Transactions                                                         (32,166,522)
    Futures Contracts                                                       (2,308,491)
                                                                          ------------
Net Realized and Unrealized Loss on Investments, Foreign Currencies,
  Forward Foreign Currency Transactions and Futures Contracts              (19,820,717)
                                                                          ------------
Net Decrease in Net Assets from Operations                                $ (9,523,689)
                                                                          ============

            See Notes to Financial Statements on Pages 15 through 17

--------------------------------------------------------------------------------
Asset Management Portfolio

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            For the six months ended  For the year ended
                                                                              September 30, 1998(+)     March 31, 1998
                                                                            ------------------------  ------------------
Increase (Decrease) in Net Assets from:
Operations
  Net Investment Income                                                            $  10,297,028         $  13,974,260
  Net Realized Gain from Investments, Foreign Currency Transactions,
   Forward Foreign Currency Contracts and Futures Contracts                           14,654,296           101,389,267
  Net Change in Unrealized Appreciation/Depreciation on Investments, Foreign
   Currency Transactions, Forward Foreign Currency Contracts and Futures Contracts   (34,475,013)           21,903,331
                                                                                   -------------         -------------
Net Increase (Decrease) in Net Assets from Operations                                 (9,523,689)          137,266,858
                                                                                   -------------         -------------
Capital Transactions
  Proceeds from Capital Invested                                                     179,164,242           305,009,400
  Value of Capital Withdrawn                                                        (168,276,734)         (141,442,529)
                                                                                   -------------         -------------
Net Increase in Net Assets from Capital Transactions                                  10,887,508           163,566,871
                                                                                   -------------         -------------
Total Increase in Net Assets                                                           1,363,819           300,833,729
Net Assets
Beginning of Period                                                                  649,372,422           348,538,693
                                                                                   -------------         -------------
End of Period                                                                      $ 650,736,241         $ 649,372,422
                                                                                   =============         =============

---------
(+) Unaudited



--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

Contained below are selected ratios to average net assets and other supplemental data for period indicated for the Asset Management Portfolio.

                                            For the                                           For the period
                                           six months           For the years ended        September 16, 1993
                                             ended                  March 31,                 (Commencement
                                            Sept. 30,   ---------------------------------   of Operations) to
                                            1998(+)     1998      1997      1996     1995      March 31, 1994
                                           ----------   ----      ----      ----     ----  ------------------
Supplemental Data and Ratios:
  Net Assets, End of Period (000s omitted) $651,069  $649,372  $348,539  $240,142  $96,529       $36,283
  Ratios to Average Net Assets:
    Net Investment Income                      3.03%*    2.97%     3.12%     3.99%    3.78%         2.83%*
    Expenses                                   0.60%*    0.60%     0.60%     0.60%    0.60%         0.60%*
    Decrease Reflected in Above Expense
      Ratio Due to Absorption of Expenses by
      Bankers Trust                            0.15%*    0.16%     0.16%     0.17%    0.19%         0.33%*
  Portfolio Turnover Rate                        57%      199%      137%      154%      92%           56%

---------
(+) Unaudited
  * Annualized

            See Notes to Financial Statements on Pages 15 through 17

--------------------------------------------------------------------------------
Asset Management Portfolio

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Note 1--Organization and Significant Accounting Policies
A. Organization
The Asset Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as open-end management investment company. The Portfolio was organized on June 9, 1992 and commenced operations on September 16, 1993.

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Foreign Currency Transactions
The books and records of the Asset Management Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Foreign Currency Contracts
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. Option Contracts
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by a Portfolio, the premium paid is recorded as an investment, and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. Futures Contracts
The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to make initial margin deposits either in cash or securities in amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. Federal Income Taxes
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

J. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2 -- Fees and Transactions with Affiliates
The Portfolio entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolio's average daily net assets.

The Portfolio entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an

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--------------------------------------------------------------------------------
Asset Management Portfolio

Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

advisory fee computed daily and paid monthly at an annual rate of .65% of the Portfolio's average daily net assets.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .60% of the average daily net assets of the Portfolio.

The Trust may invest in the BT Institutional Cash Management Fund ("the Fund"), an open-end management investment company managed by Bankers Trust Company ("the Company"). The Fund is offered as a cash management option to the Trust and other accounts managed by the Company. At September 30, 1998, the Asset Management Portfolio had interest income receivable from the Fund in the amounts of $7,325. Additionally, distributions from the Fund to the Trust as of September 30, 1998 amounted to $1,171,804 and are included in income.

The Portfolio is a participant with other affiliated entities in a revolving credit facility ("the revolver") and a discretionary demand line of credit facility collectively ("the credit facilities") in the amounts of $50,000,000 and $100,000,000, respectively. A commitment fee of .07% per annum on the average daily amount of the available commitment is payable on a calendar quarter basis, and apportioned equally among all participants. Amounts borrowed under the credit facilities will bear interest at a rate per annum equal to the Federal Funds Rate plus .45%. No amounts were drawn down or outstanding under the credit facilities as of and for the six-month period ended September 30, 1998.

Note 3--Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six-month period ended September 30, 1998, were $182,244,647 and $182,608,493, respectively.

The tax basis of investments held at September 30, 1998, was $709,753,900. The aggregate gross unrealized appreciation for all investments was $22,373,557 and the aggregate gross unrealized depreciation for all investments was $25,975,796.

--------------------------------------------------------------------------------
Asset Management Portfolio

Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

Note 4--Futures Contracts
A summary of obligations under these financial instruments at September 30, 1998 is as follows:

                                                                              Unrealized
                                                                             Appreciation
Type of Futures              Expiration  Contracts Position   Market Value  (Depreciation)
---------------              ----------  --------- --------   ------------  --------------
S&P 500                   December 1998      378     Long     $ 96,957,000   $(2,683,800)
US Treasury Note Futures  December 1998     1349     Long      163,819,187     9,580,007
CAC 40 Year Futures       December 1998      856     Long       24,666,000      (929,176)
German Bond Futures       December 1998       99     Long       16,979,048       405,302
Gilt Futures              December 1998       36     Long        7,085,623       263,176
Japanese Bond Futures     December 1998       33     Long       33,545,974       996,197
French Bond Futures       December 1998       54     Long        5,328,357       131,679
------------------------                   -----              ------------   -----------
Total                                      2,805              $348,381,189   $ 7,763,385
                                           =====              ============   ===========


Note 5--Open Forward Foreign Currency Contracts
A summary of obligations under these financial instruments at September 30, 1998 is as follows:

                                                                                               Net Unrealized
                                                                                                Appreciation
Contracts to Deliver              In Exchange For         Settlement Date  Value (US$)      (Depreciation)(US$)
---------------------------------------------------------------------------------------------------------------
Purchases
German Deutschemark    2,878,000   U.S. Dollars   $1,649,047   10/6/98     $1,725,730            $ 76,682
British Pound          3,517,000   U.S. Dollars    5,867,587   10/6/98      5,973,976             106,389
Japanese Yen         284,935,000   U.S. Dollars    2,076,090   10/6/98      2,086,366              10,276
---------------------------------------------------------------------------------------------------------------
                                                             Total Net Unrealized Appreciation   $193,347
---------------------------------------------------------------------------------------------------------------

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


BT PYRAMID MUTUAL FUNDS
BT INSTITUTIONAL ASSET MANAGEMENT FUND




Investment Advisor and Administrator of the Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
P.O. Box 7558
Portland, ME 04112-9892

Custodian and Transfer Agent
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER
787 7th Avenue
New York, NY 10019




                        --------------------------------
For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313. This report must be preceded or accompanied by a current prospectus for the Fund.
                        --------------------------------




                 BT Pyramid Institutional Asset Management Fund CUSIP #055847404
                                                                STA482100 (9/98)